Income Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits Rollforward (Table Amounts) [Abstract]
Unrecognized tax benefits at beginning of the year	$ 210	$ 241	$ 156
Additions based on tax positions related to the current year	52	62	56
Additions for tax positions of prior years	17	9	44
Settlements with taxing authorities	(10)	(61)	(1)
Other, net	(46)	(41)	(14)
Net change in unrecognized tax benefits	13	(31)	85
Unrecognized tax benefits at end of the year	$ 223	$ 210	$ 241